CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 402,209	$ 50,340
Short-term deposits		48,000
Marketable securities	11,170	1,880
Trade receivables	16,902	9,188
Inventories	135,181	99,810
Prepaid expenses and other current assets	36,336	14,151
Total current assets	601,798	223,369
LONG-TERM ASSETS:
Marketable securities	362,571	68,831
Property, plant and equipment, net	10,864	9,817
Deferred tax asset, net	27,693	8,786
Intangible assets, net	43,582	36,458
Goodwill	64,904	64,904
Operating lease right-of-use assets	22,311	23,567
Other assets	4,069	3,150
Total long-term assets	535,994	215,513
Total assets	1,137,792	438,882
CURRENT LIABILITIES:
Trade payables	75,957	79,130
Other accounts payable and accrued expenses	32,869	38,566
Operating lease liabilities, current	6,002	7,106
Total current liabilities	114,828	124,802
LONG-TERM LIABILITIES:
Operating lease liabilities, non-current	17,463	15,604
Exchangeable Notes, net	584,368
Other long-term liabilities	24,638	16,172
Total liabilities	741,297	156,578
COMMITMENTS AND CONTINGENCIES (Note 10)
SHAREHOLDERS' EQUITY:
Additional paid-in capital	77,571	76,912
Accumulated other comprehensive income	4,892	2,106
Retained earnings	314,014	203,269
Total shareholders' equity	396,495	282,304
Total liabilities and shareholders' equity	1,137,792	438,882
Class A ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares, value outstanding	15	14
Class B ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares, value outstanding	$ 3	$ 3